                                                                               .
                                                                               .
                                                                               .

                                                  (RIVERSOURCE INVESTMENTS LOGO)



                                        Supplement dated Oct. 2, 2009*
                                                                   ------------------------------------------
                                                                                  PRODUCT FORM #
                                                                   ------------------------------------------
  PRODUCT NAME                                                       NATIONAL              NEW YORK
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR(R) VARIABLE ANNUITY                 S-6467 N (5/09)       S-6471 L (5/09)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR(R) VARIABLE ANNUITY -- BAND 3       S-6477 N (5/09)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) SIGNATURE VARIABLE ANNUITY                          43444 P (5/09)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) SIGNATURE ONE VARIABLE ANNUITY                      240192 R (5/09)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE                             S-6194 AK (5/09)      S-6171 AL (5/09)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE III                         S-6189 NV (5/09)      S-6211 L (5/09)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE           S-6202 M (5/09)       S-6203 L (5/09)
-------------------------------------------------------------------------------------------------------------


This information in this supplement updates and amends certain information contained in your current variable life insurance or variable annuity contract prospectus. Please read it carefully and keep it with your variable life insurance or variable annuity prospectus.

On May 12, 2009, the Board of Trustees of Credit Suisse Trust (the "Trust"), on behalf of its series, the U.S. Equity Flex II Portfolio, the U.S. Equity Flex III Portfolio and the U.S. Equity Flex IV Portfolio (collectively, the "Acquired Portfolios" and each, an "Acquired Portfolio"), approved the proposed reorganization of each Acquired Portfolio (each, a "Reorganization") whereby all of the assets and liabilities of the Acquired Portfolio would be transferred to the U.S. Equity Flex I Portfolio (the "Acquiring Portfolio"), also a series of the Trust, in exchange for shares of beneficial interest of the Acquiring Portfolio. Each Acquired Portfolio would then be liquidated and shares of beneficial interest of the Acquiring Portfolio would be distributed to the shareholders of the Acquired Portfolio. Proposed Reorganization has been approved and Acquired Portfolios will be liquidated on or about Oct. 2, 2009.

Upon the reorganization, the Credit Suisse Trust -- U.S. Equity Flex III Portfolio will no longer be available as investment option under the contract.


----------------------------------------------------------------------------------------------------------------
 ACQUIRED FUND                                            SURVIVING FUND
----------------------------------------------------------------------------------------------------------------
Credit Suisse Trust -- U.S. Equity Flex III Portfolio    Credit Suisse Trust -- U.S. Equity Flex I Portfolio
----------------------------------------------------------------------------------------------------------------



For RiverSource Retirement Advisor Variable Annuity, RiverSource Retirement Advisor Variable Annuity -- Band 3, RiverSource Signature Variable Annuity, and RiverSource Signature One Variable Annuity contracts, upon the reorganization, the Credit Suisse Trust -- U.S. Equity Flex I Portfolio is added as an investment option under the contract.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
S-6406-7 A (10-09)

* Valid until next prospectus update.

The tables below describe the operating expenses and investment objectives for this fund.

The following information is added to the table entitled "Total annual expenses for each fund" under the "Annual Operating Expenses of the Funds" section of the prospectus:


---------------------------------------------------------------------------------------------------------------
                                                                                        ACQUIRED    GROSS TOTAL
                                                                              OTHER     FUND FEES      ANNUAL
  FUND NAME                                    MANAGEMENT FEES  12B-1 FEES  EXPENSES  AND EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
 Credit Suisse Trust -- U.S. Equity Flex I      0.70%            --          0.23%     --            0.93%
 Portfolio
---------------------------------------------------------------------------------------------------------------



The following information is added to the table under "The Funds" section in the prospectus:




--------------------------------------------------------------------------------------------------------
INVESTING IN          INVESTMENT OBJECTIVES AND POLICIES                  INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------
Credit Suisse Trust   Seeks long-term capital appreciation.               Credit Suisse Asset
-- U.S. Equity Flex                                                       Management, LLC
I Portfolio*


--------------------------------------------------------------------------------------------------------



* Credit Suisse Trust -- U.S. Equity Flex III Portfolio reorganized into Credit Suisse Trust -- U.S. Equity Flex I Portfolio on Oct. 2, 2009.

S-6406-7 A (10-09)